Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

19. Commitments and Contingencies

Leases

The Company is obligated under certain operating leases and rental agreements for railroad cars, office space, and other equipment. Future minimum annual commitments under such operating leases at September 30, 2016 are as follows:

Twelve months ending September 30,
2017	$6,674
2018	5,218
2019	4,072
2020	3,260
2021	2,529
Thereafter	773

Expense related to operating leases and rental agreements was $1,765 and $1,316 for the three months and $5,202 and $3,124 for the nine ended September 30, 2016 and 2015, respectively. Lease expense related to rail cars are included in cost of goods sold in the consolidated statement of operations. Certain long-term rail car operating leases have been executed; however, payment on the Company’s use of the lease does not begin until the cars arrive. These 30 cars arrived on November 1, 2016 and the impact to annual lease expense of these cars is included in the schedule above.

Litigation

The Company is periodically involved in litigation and claims incidental to its operation. Other than the below, management believes that any pending litigation will not have a material impact the Company’s financial position.

In August 2016, an affiliate of one of the Company’s customers, in conjunction with bankruptcy proceedings, demanded a refund of the remaining balance of prepayments it claimed to have made pursuant to the agreement with the Company’s customer. As of September 30, 2016, the balance of this prepayment was $5 million, and was presented as deferred revenue in the consolidated balance sheet. In November 2016, this claim was settled favorably for the Company; accordingly, the full amount of the prepayment will be recognized as revenue. As part of this settlement, the Company was granted an unsecured bankruptcy claim of approximately $12 million; in December 2016, a third party purchased the Company’s unsecured claim for approximately $6.6 million, which will be recognized in earnings in the fourth quarter; the Company will recognize $279 of accelerated warrant expense through the trigger date.

Employment Agreements

Certain of the Company’s executives are employed under employment agreements, the terms of which provide for, among other things, a base salary plus additional compensation including an annual bonus based on the percentage as defined and agreed upon by the Board based on service and/or performance in a given calendar year. The agreements, which contain one-year automatic renewals, provide for benefits that are customary for senior-level employees. The Company is required to pay severance under these agreements under certain conditions, as defined, in the event employment of these key executives is terminated. The Company’s commitment under these agreements is $1,175 as of September 30, 2016. The agreements are scheduled to expire through May 2017.

Consulting Agreements

On August 1, 2010, the Company entered into a consulting agreement related to the purchase of land with a third party. The third party acted as an agent for the Company to obtain options to purchase certain identified real property in Wisconsin, as well as obtain permits and approvals necessary to open, construct and operate a sand mining and processing facility on such real property. The agreement continues for two years after the closing of one or more of the identified real properties. The third party’s compensation consists of $10 per month through the end of the agreement, reimbursement of expenses, and $1 per each acre purchased as a closing fee. For the three months ended September 30, 2016 and 2015, the Company incurred no consulting fees, expense reimbursements or closing costs. For the nine months ended September 30, 2016 and 2015, the Company paid the third party $0 and $841, respectively, in consulting fees, expense reimbursements and closing costs.

These costs have been capitalized in property and equipment in the accompanying consolidated balance sheets as they relate to the acquisition of land.

In addition to the aforementioned fees, the third-party agreement provides for tonnage fees based upon mining operations. The payment of $0.50 per sold ton of certain grades of sand that were mined and sold from the properties acquired under the agreement began with the second year of operations of the plant and continues indefinitely. The minimum annual tonnage fee is $200. During the three months ended September 30, 2016 and 2015, the Company incurred $71 and $46 related to tonnage fees, respectively. For the nine months ended September 30, 2016 and 2015, the Company incurred $169 and $213 related to tonnage fees, respectively.

Bonds

The Company entered into a performance bond with Jackson County, Wisconsin for $4,400. The Company provided this performance bond to assure performance under the reclamation plan filed with Jackson County. The Company entered into a $1,000 permit bond with the Town of Curran, Wisconsin to use certain town roadways. The Company provided this permit bond to assure maintenance and restoration of the roadway.

19. Commitments and Contingencies

Leases

The Company is obligated under certain operating leases and rental agreements for railroad cars, office space, and other equipment. Future minimum annual commitments under such operating leases at December 31, 2015 are as follows:

Years ending December 31,
2016	$6,537
2017	5,750
2018	5,622
2019	3,452
2020	2,722
Thereafter	2,070

Expense related to operating leases and rental agreements was $4,098 and $2,530 for the years ended December 31, 2015 and 2014, respectively. Lease expense related to rail cars are included in cost of goods sold in the consolidated statement of operations. Certain long-term rail car operating leases have been executed; however payment or the Company’s use of the lease does not begin until the cars arrive. These 50 cars are estimated to arrive beginning October 2016. Due to the uncertain nature of delivery, these rail car leases have not been included in the schedule above.

Litigation

The Company is periodically involved in litigation and claims incidental to its operation. Management believes that any pending litigation will not have a material impact on the Company’s consolidated financial position.

Employment Agreements

Certain of the Company’s executives are employed under employment agreements, the terms of which provide for, among other things, a base salary plus additional compensation including an annual bonus based on the percentage as defined and agreed upon by the Board based on service and/or performance in a given calendar year. The agreements, which contain one-year automatic renewals, provide for benefits that are customary for senior-level employees. The Company is required to pay severance under these agreements under certain conditions, as defined, in the event employment of these key executives is terminated. The Company’s commitment under these agreements is $1,175 as of December 31, 2015. The agreements are scheduled to expire through May 2017.

Consulting Agreements

On August 1, 2010, the Company entered into a consulting agreement related to the purchase of land with a third party. The third party acted as an agent for the Company to obtain options to purchase certain identified real property in Wisconsin, as well as obtain permits and approvals necessary to open, construct and operate a sand mining and processing facility on such real property. The agreement continues for two years after the closing of one or more of the identified real properties. The third party’s compensation consists of $10 per month through the end of the agreement, reimbursement of expenses, and $1 per each acre purchased as a closing fee. In 2015 and 2014, the Company paid the third party $841 and $206, respectively, in consulting fees, expense reimbursements and closing costs. These costs have been capitalized in property and equipment in the accompanying consolidated balance sheets as they relate to the acquisition of land.

In addition to the aforementioned fees, the consulting agreement provides for tonnage fees based upon mining operations. The payment of $0.50 per sold ton of certain grades of sand that were mined and sold from the properties acquired under the consulting agreement begins with the second year of operations of the plant and continues indefinitely. The minimum annual tonnage fee is $200 per contract year, which runs from August 1 to July 31. During the years ended December 31, 2015 and 2014, the Company incurred $252 and $332, respectively, related to tonnage fees.

Letters of Credit

As of December 31, 2015, the Company has an outstanding letter of credit to the favor of Monroe County, Wisconsin for $770. The Company provided this letter of credit to assure performance under the reclamation plan filed with Monroe County. Additionally, the Company had two letters of credit to the favor of a fuel pipeline common carrier; a letter of credit for $1,254 issued in July 2014 to expand the pipeline capacity to the Company’s plant location and a letter of credit for $2,132 issued in March 2015 to assure future minimum annual usage payments.

Bonds

The Company entered into a performance bond with Jackson County, Wisconsin for $4,400. The Company provided this performance bond to assure performance under the reclamation plan filed with Jackson County. The Company entered into a $1,000 permit bond with the Town of Curran, Wisconsin to use certain town roadways. The Company provided this permit bond to assure maintenance and restoration of the roadway.